Prepayments, Other Receivables and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments, Other Receivables and Other Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets, Net
	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Non-current
Prepayments	86	2,604
Deposits	2,371	17,844
Other receivables	1,211	1,642
	3,668	22,090
Less: provision	(1)	—
Total	3,667	22,090
Current
Prepayments	14,828	13,881
Deposits	—	735
Other receivables	17,575	9,474
	32,403	24,090
Less: provision	(6,362)	(2,978)
Total	26,041	21,112

Schedule of Movements in Allowance for ECLs	The movements in allowance for ECLs are as follows:
	2024	2023
	RMB’000	RMB’000
At the beginning of the year	2,978	20
Impairment losses, net	3,385	2,958
At the end of the year	6,363	2,978